Note 40 - Financial Instruments Risks - Forward Transactions and Foreign Currency Forward (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency Forward Transactions Abstract
Foreign Currency Forward Purchases In US Dollars	$ 620,651,000	$ 658,575,000
Foreign Currency Forward Sales In US Dollars	760,615,000	645,582,000
Foreign Currency Forward Sales In Euros	$ 5,463,000	$ 4,818,000